SCHEDULE OF PRREPAIDS AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Sales tax recoverable and other current assets	$ 78,005	$ 128,321
Prepaid expenses	356,814	147,186
Equipment deposit	28,103
Prepaids and other current assets	$ 462,922	$ 275,507